Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Checking accounts	$ 103	$ 62	$ 77
Savings accounts	63	61	63
Money market accounts	1,171	865	560
Certificates	1,995	1,243	770
	$ 3,332	$ 2,231	$ 1,470